Deposit of Long-Term Investments - Schedule of Deposit of Long-Term Investments (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Deposit of Long-Term Investments [Line Items]
Long-term investments in equity investee		¥ 8,175,000	$ 1,169,009	¥ 12,475,000
Deposit of investment in Zhonglian – deposit related to an acquisition in progress [Member]
Schedule of Deposit of Long-Term Investments [Line Items]
Long-term investments in equity investee	[1]			6,700,000
Deposit for non-controlling interests in other investees [Member]
Schedule of Deposit of Long-Term Investments [Line Items]
Long-term investments in equity investee	[2]	¥ 8,175,000		¥ 5,775,000

[1]	As of June 30, 2025 the deposit of investment in Zhonglian represented deposits of RMB 6,700,000 made to the shareholders of Zhonglian in connection with acquisition of Zhonglian (Note 3). For the six months ended December 31, 2025, the Company made additional investment of RMB 1,450,000 to the shareholders of Zhonglian. Upon the closing of the acquisition in September 2025, the Company consolidated the financial statements of Zhonglian in its unaudited condensed consolidated financial statements and eliminated the deposits of investment in Zhonglian.
[2]	As of June 30, 2025 and December 31, 2025, the deposit for non-controlling interests in other investee represented deposits made to three and four investees, respectively, over which the Company had no control nor significant influence. Upon closing of the investment, the Company would elect to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.